Fixed Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 42,304	$ 6,483	¥ 38,388
Accumulated depreciation and impairment	(24,796)	(3,800)	(20,077)
Fixed assets, net	17,508	2,683	18,311
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33,150	5,080	29,592
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,697	720	4,628
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,442	374	2,317
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	204	31	203
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	971	149	944
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	386	59	391
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 454	$ 70	¥ 313